Capital stock - Schedule of outstanding shares (Details)		12 Months Ended
	Jan. 31, 2023 shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period		$ 7,272,724,000	$ 6,986,232,000
Release of shares held in trusts		(13,879,000)	0
Purchased and held in trust		$ (74,455,000)	$ (70,303,000)
Issued upon exercise of stock options (in shares) | shares		1,646,044	941,059
Issued upon exercise of stock options		$ 88,316,000	$ 41,687,000
Equity at end of period		8,310,294,000	7,272,724,000
Withholding taxes remitted on the net settlement of performance share units		13,879,000	0
Purchase and cancellation of Class A subordinate voting shares		$ 788,020,000	$ 913,388,000
Capital stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares		237,748,255,000	245,617,035,000
Equity at beginning of period		$ 1,493,169,000	$ 1,632,705,000
Release of shares held in trusts (in shares) | shares		0	0
Release of shares held in trusts		$ 13,680,000	$ 15,821,000
Purchased and held in trust (in shares) | shares		0	0
Purchased and held in trust		$ (74,455,000)	$ (70,303,000)
Issued upon exercise of stock options (in shares) | shares		1,646,044,000	941,059,000
Issued upon exercise of stock options		$ 106,051,000	$ 50,236,000
Purchased and cancelled (in shares) | shares		(6,234,096,000)	(8,809,839,000)
Purchased and cancelled		$ (61,265,000)	$ (134,409,000)
Purchased and not cancelled (in shares) | shares			0
Purchased and not cancelled			$ (881,000)
Ending balance (in shares) | shares		233,160,203,000	237,748,255,000
Equity at end of period		$ 1,477,180,000	$ 1,493,169,000
Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares		211,302,549,000	219,171,329,000
Equity at beginning of period		$ 1,456,275,000	$ 1,595,811,000
Release of shares held in trusts (in shares) | shares		0	0
Release of shares held in trusts		$ 13,680,000	$ 15,821,000
Purchased and held in trust (in shares) | shares		0	0
Purchased and held in trust		$ (74,455,000)	$ (70,303,000)
Issued upon exercise of stock options (in shares) | shares		1,646,044,000	941,059,000
Issued upon exercise of stock options		$ 106,051,000	$ 50,236,000
Purchased and cancelled (in shares) | shares		(6,234,096,000)	(8,809,839,000)
Purchased and cancelled		$ (61,265,000)	$ (134,409,000)
Purchased and not cancelled (in shares) | shares			0
Purchased and not cancelled			$ (881,000)
Ending balance (in shares) | shares		206,714,497,000	211,302,549,000
Equity at end of period		$ 1,440,286,000	$ 1,456,275,000
Shares purchased (in shares) | shares		640,052	643,629
Capital stock | Class A subordinate voting shares | Major ordinary share transactions
Reconciliation of number of shares outstanding [abstract]
Number of treasury shares purchased and cancelled, after the reporting period (in shares) | shares		68,550
Purchase and cancellation of treasury shares, after the reporting period		$ 558,000
Payments to acquire or redeem entity's shares and cancellation, after the reporting period		$ 9,177,000
Capital stock | Class B multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares		26,445,706,000	26,445,706,000
Equity at beginning of period		$ 36,894,000	$ 36,894,000
Release of shares held in trusts (in shares) | shares		0	0
Release of shares held in trusts		$ 0	$ 0
Purchased and held in trust (in shares) | shares		0	0
Purchased and held in trust		$ 0	$ 0
Issued upon exercise of stock options (in shares) | shares		0	0
Issued upon exercise of stock options		$ 0	$ 0
Purchased and cancelled (in shares) | shares		0	0
Purchased and cancelled		$ 0	$ 0
Purchased and not cancelled (in shares) | shares			0
Purchased and not cancelled			$ 0
Ending balance (in shares) | shares		26,445,706,000	26,445,706,000
Equity at end of period		$ 36,894,000	$ 36,894,000
Contributed surplus
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period		314,804,000	289,718,000
Release of shares held in trusts		(24,674,000)	(15,821,000)
Issued upon exercise of stock options		(17,735,000)	(8,549,000)
Equity at end of period		345,032,000	314,804,000
Contributed surplus | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Issued upon exercise of stock options		17,735,000	8,549,000
Retained earnings
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period		5,425,005,000	4,732,229,000
Release of shares held in trusts		(2,885,000)
Equity at end of period		$ 6,329,107,000	$ 5,425,005,000
PSUs
Reconciliation of number of shares outstanding [abstract]
Release of shares held in trusts (in shares) | shares		294,203	237,294
PSUs | Capital stock
Reconciliation of number of shares outstanding [abstract]
Release of shares held in trusts (in shares) | shares		172,018	235,441
PSUs | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, held in trust (in shares) | shares		2,309,743	1,841,709
Normal Course Issuer Bid | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares		(2,857,550)	(3,866,171)
Purchased and cancelled		$ (386,906,000)	$ (408,656,000)
Number of shares authorized for purchase and cancellation (in shares) | shares	18,769,394
Normal Course Issuer Bid | Retained earnings | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ (363,747,000)	$ (378,340,000)
Normal Course Issuer Bid - Caisse de depot | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares		(3,344,996)	(4,907,073)
Purchased and cancelled		$ (400,000,000)	$ (500,000,000)
Normal Course Issuer Bid - Caisse de depot | Retained earnings | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled		$ (361,791,000)	$ (395,026,000)
Previous Normal Course Issuer Bid | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares		(100,100)
Purchased and cancelled		$ (778,000)
Purchase and cancellation of Class A subordinate voting shares		$ 10,291,000